28. Financial instruments and risk management (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 826,187	R$ 1,026,862	R$ 562,207	R$ 1,072,332
Level 2 | Book Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	307,538	434,295
Short-term investments	457,264	922,888
Restricted cash and cash equivalents	822,132	268,047
Derivative assets	0	40,647
Derivative liabilities	(409,662)	(34,457)
Level 2 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	307,538	434,295
Short-term investments	457,264	922,888
Restricted cash and cash equivalents	822,132	268,047
Derivative assets	0	40,647
Derivative liabilities	(409,662)	(34,457)
Level 1 | Book Value
Disclosure of detailed information about financial instruments [line items]
Short-term investments	21,100	32,701
Level 1 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Short-term investments	R$ 21,100	R$ 32,701